Equity - Summary of Equity Attributable to Non-controlling Interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Non Controlling Interests [Line Items]
Profit (loss) for the year attributable to Non-controlling interests	€ 166	€ 158	€ 731
Disposal of the Sofora-Telecom Argentina group		(1,582)
Non-controlling interests [member]
Disclosure of Non Controlling Interests [Line Items]
Profit (loss) for the year attributable to Non-controlling interests	166	158
Group Company dividends paid to non-controlling shareholders	(64)	(38)
Changes in the Reserve for exchange differences on translating foreign operations	(236)	109
Disposal of the Sofora-Telecom Argentina group		(1,582)
Other changes	14	4
Change for the year in Equity attributable to Non-Controlling interests	€ (120)	€ (1,349)